Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions and Issue Expenses [Member]	Unit Premiums and Reserves [Member]	Total
Beginning balance at Dec. 31, 2021	$ 4,036,786	$ (348,165)	$ (88,577)	$ 67	$ 3,600,111
Beginning balance (in number of units) at Dec. 31, 2021	432,611,749
Proceeds from issuance of Units (note 7)	$ 390,959				390,959
Proceeds from issuance of Units (note 7) (in number of units)	50,578,176
Cost of redemption of Units (note 7)	$ (604)	123		24	(457)
Cost of redemption of Units (note 7) (in number of units)	(60,447)
Net income (loss) and comprehensive income (loss) for the year		103,219			103,219
Underwriting commissions and issue expenses			(2,583)		(2,583)
Ending balance at Dec. 31, 2022	$ 4,427,141	(244,823)	(91,160)	91	4,091,249
Ending balance (in number of units) at Dec. 31, 2022	483,129,478
Proceeds from issuance of Units (note 7)	$ 174,807				174,807
Proceeds from issuance of Units (note 7) (in number of units)	21,821,995
Cost of redemption of Units (note 7)	$ (173,488)	31,635		3	(141,850)
Cost of redemption of Units (note 7) (in number of units)	(17,348,779)
Net income (loss) and comprehensive income (loss) for the year		(53,535)			(53,535)
Underwriting commissions and issue expenses			(1,101)		(1,101)
Ending balance at Dec. 31, 2023	$ 4,428,460	$ (266,723)	$ (92,261)	$ 94	$ 4,069,570
Ending balance (in number of units) at Dec. 31, 2023	487,602,694